Deposits (Tables)	12 Months Ended
Mar. 31, 2015
Deposit Liabilities Table Disclosures

Deposits include demand deposits, which are non-interest-bearing, and savings and time deposits, which are interest-bearing. Deposits as of March 31, 2014 and March 31, 2015 were as follows:

	As of March 31,
	2014		2015		2015
	(In millions)
Interest-bearing:
Savings deposits	Rs.	1,031,326.1	Rs.	1,249,266.1	US$	20,049.2
Time deposits		2,025,828.4		2,519,412.7		40,433.5

Total interest-bearing deposits		3,057,154.5		3,768,678.8		60,482.7
Non-interest-bearing deposits		612,845.6		733,032.0		11,764.3

Total	Rs.	3,670,000.1	Rs.	4,501,710.8	US$	72,247.0

Time Deposits By Maturity

As of March 31, 2015, the scheduled maturities for total time deposits were as follows:

	As of March 31, 2015
	(In millions)
Due to mature in the fiscal year ending March 31:
2016	Rs.	1,737,103.7	US$	27,878.4
2017		507,781.4		8,149.3
2018		122,233.3		1,961.7
2019		88,001.3		1,412.3
2020		47,145.4		756.6
Thereafter		17,147.6		275.2

Total	Rs.	2,519,412.7	US$	40,433.5